Interest in associates and joint ventures - Associates and joint ventures commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interests In Other Entities [Abstract]
Tax on profit	$ 306	$ 440